Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Loans receivable	$ 7,695,184	$ 4,913,279	$ 487,432
Allowance for credit losses	(934,965)	(596,963)	(61,319)	$ (17,777)
Loans receivable, net	6,760,219	4,316,316	426,113
Loan receivables, current	1,008,423	567,164	64,719
Loan receivables, non-current	$ 5,751,796	$ 3,749,152	$ 361,394